financing costs (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Interest expense
Interest on long-term debt, excluding lease liabilities - gross	$ 779	$ 683
Interest on long-term debt, excluding lease liabilities - capitalized	(30)	(3)
Interest on long-term debt, excluding lease liabilities	749	680
Interest on lease liabilities	74	66
Interest on short-term borrowings and other	16	15
Interest accretion on provisions	20	18
Long-term debt prepayment premium		10
Total	859	789
Employee defined benefit plans net interest	8	26
Foreign exchange	(25)	(3)
Virtual power purchase agreements unrealized change in forward element	(193)
Total	649	812
Interest income	(17)	(16)
Net	632	796
Net interest cost	847	773
Interest on long-term debt, excluding lease liabilities - capitalized	(30)	(3)
Employee defined benefit plans net interest	8	$ 26
Virtual power purchase agreements unrealized change in forward element	$ (193)
Composite interest rate on long-term debt, excluding lease liabilities (as a percent)	3.10%	3.10%